Summary of Significant Accounting Policies (Holmdel Pharmaceuticals, LP) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are required in the determination of revenue recognition, stock-based compensation, impairment of financing receivables and long-lived assets, valuation of warrants, useful lives of property and equipment, income taxes and contingencies and litigation, among others.  Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. The Company estimates often are based on complex judgments, probabilities and assumptions that it believes to be reasonable but that are inherently uncertain and unpredictable. For any given individual estimate or assumption made by the Company, there may also be other estimates or assumptions that are reasonable.

The Company regularly evaluates its estimates and assumptions using historical experience and other factors, including the economic environment. As future events and their effects cannot be determined with precision, the Company’s estimates and assumptions may prove to be incomplete or inaccurate, or unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. Market conditions, such as illiquid credit markets, volatile equity markets, and economic downturn, can increase the uncertainty already inherent in the Company’s estimates and assumptions. The Company adjusts its estimates and assumptions when facts and circumstances indicate the need for change. Those changes generally will be reflected in our condensed consolidated financial statements on a prospective basis unless they are required to be treated retrospectively under the relevant accounting standard. It is possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are required in the determination of revenue recognition, stock-based compensation, impairment of financing receivables and long-lived assets, valuation of warrants, useful lives of property and equipment, income taxes and contingencies and litigation, among others.  Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. The Company’s estimates often are based on complex judgments, probabilities and assumptions that it believes to be reasonable but that are inherently uncertain and unpredictable. For any given individual estimate or assumption made by the Company, there may also be other estimates or assumptions that are reasonable.

The Company regularly evaluates its estimates and assumptions using historical experience and other factors, including the economic environment. As future events and their effects cannot be determined with precision, the Company’s estimates and assumptions may prove to be incomplete or inaccurate, or unanticipated events and circumstances may occur that might cause change those estimates and assumptions. Market conditions, such as illiquid credit markets, volatile equity markets, and economic downturn, can increase the uncertainty already inherent in the Company’s estimates and assumptions. The Company adjusts its estimates and assumptions when facts and circumstances indicate the need for change. Those changes generally will be reflected in our consolidated financial statements on a prospective basis unless they are required to be treated retrospectively under the relevant accounting standard. It is possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Certain Risks and Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, finance receivables and marketable investments. The Company invests its excess cash with major U.S. banks and financial institutions. The Company has not experienced any losses on its cash and cash equivalents.

The Company performs ongoing credit evaluations of its customers and generally requires collateral.  For the six months ended June 30, 2014 and 2013, three partners companies accounted for 71 percent and 93 percent of total revenue, respectively. For the three months ended June 30, 2014 and 2013, three partners company accounted for 69 percent and 96 percent of total revenue, respectively.

The Company does not expect its current or future credit risk exposures to have a significant impact on its operations. However, there can be no assurance that its business will not experience any adverse impact from credit risk in the future.

Certain Risks and Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, finance receivables and marketable investments. The Company invests its excess cash with major U.S. banks and financial institutions. The Company has not experienced any losses on its cash and cash equivalents.

The Company performs ongoing credit evaluations of its customers and generally requires collateral.  For the year ended December 31, 2013, three partner companies accounted for 78 percent of total revenue. As of December 31, 2013, three partner companies accounted for 70 percent of accounts receivable. For the year ended December 31, 2012, two partner companies accounted for 89 percent of total revenue. As of December 31, 2012, two partner companies accounted for 97 percent of accounts receivable.

The Company does not expect its current or future credit risk exposures to have a significant impact on its operations. However, there can be no assurance that its business will not experience any adverse impact from credit risk in the future.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity date of three months or less at the date of purchase to be cash equivalents. There were no such investments at December 31, 2013 or 2012, as all of our cash was held in checking or savings accounts.  At December 31, 2013, cash equivalents were deposited in financial institutions and consisted of immediately available fund balances.  The Company maintains its cash deposits and cash equivalents with well-known and stable financial institutions.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to reduce deferred tax assets to an amount where realization is more likely than not.

If the Company ultimately determines that the payment of such a liability is not necessary, then the Company reverses the liability and recognizes a tax benefit during the period in which the determination is made that the liability is no longer necessary. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax benefit in the statements of income (loss).

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, (“ASU 2014-09”), “Revenue from Contracts with Customers”. The objective of ASU 2014-19 is to establish a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and will supersede most of the existing revenue recognition guidance, including industry-specific guidance. The core principle of ASU 2014-09 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In applying the new guidance, an entity will (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the contract’s performance obligations; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. ASU 2014-09 applies to all contracts with customers except those that are within the scope of other topics in the FASB Accounting Standards Codification. The new guidance is effective for annual reporting periods (including interim periods within those periods) beginning after December 15, 2016 for public companies. Early adoption is not permitted. Entities have the option of using either a full retrospective or modified approach to adopt ASU 2014-09. The Company is currently evaluating the new guidance and has not determined the impact this standard may have on its consolidated financial statements nor decided upon the method of adoption.

In June 2014, the FASB issued ASU No. 2014-12, Compensation-Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This ASU is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2015. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. An entity is required to present, either on the face of the statement where net income (loss) is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income (loss) if the amount reclassified is required under GAAP to be reclassified to net income (loss) in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income (loss), an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This standard was effective for interim and annual periods beginning after December 15, 2012 and is to be applied on a prospective basis. The Company adopted ASU 2013-02 and will disclose significant amounts reclassified out of accumulated other comprehensive income (loss) as such transactions arise. ASU 2013-02 affects financial statement presentation only and has no impact on the Company’s results of operations or consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.  Under this new guidance, companies must present this unrecognized tax benefit in the consolidated financial statements as a reduction to deferred tax assets created by net operating losses or other tax credits from prior periods that occur in the same taxing jurisdiction. If the unrecognized tax benefit exceeds such credits it should be presented in the consolidated financial statements as a liability. This update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2013. The adoption of this standard is not expected to have any impact on the Company’s operating results and financial position.

Holmdel Pharmaceuticals, LP
Basis of Accounting [Text Block]		Basis of Presentation: The financial statements reflect the accounts of Holmdel Pharmaceuticals, LP.
Use of Estimates, Policy [Policy Text Block]

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), requires the Partnership’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dale of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Risks and Uncertainties: The Partnership is subject to risks common to companies in the pharmaceutical industry including, but not limited to, dependence on key products, dependence on key customers and suppliers, and protection of intellectual property rights.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash: The Partnership maintains cash on deposit in a financial institution in amounts which, at times, may be in excess of insured limits.
Revenue Recognition, Services, Royalty Fees [Policy Text Block]

Royalty Revenue: The Partnerships sole source of revenue is royalty revenue with a related party. As discussed above in Note 1, the Partnership currently has royalty agreements in place for which it receives quarterly royalty payments, based on the net sales of InnoPran XL and Primlev. The Partnership recognizes royalty revenue based upon amounts contractually due pursuant to the underlying royalty agreements. Specifically, revenue is recognized in accordance with the terms of the underlying royalty agreements when (i) persuasive evidence of an arrangement exists; (ii) the risks and rewards have been transferred; (iii) the royalty is fixed or determinable; and (iv) the collectability of the royalty is reasonably assured.

As discussed in Note 1 above, The Partnership recognizes and records royalty revenue based on a percentage of Akrimax’s reported net sales to the Partnership for InnoPran XL® and Primlev®, as defined in the agreement, and as reported to the Partnership by Akrimax, net of all costs incurred by Mist related to the Mist Agreement. The Partnership receives quarterly sales information from Akrimax and makes no adjustments to the amounts reported to it by Akrimax. The agreement provides for gross sales to be reduced by estimates of sales returns, credits and allowances, normal trade and cash discounts, and other costs as defined in the agreement and in accordance with GAAP, all of which are determined by Akrimax. See also Note 6.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangible Assets: The Partnership accounts for recognized intangible assets based on their estimated useful lives. Intangible assets with finite useful lives are amortized while intangible assets with indefinite useful lives are not amortized. The useful life is the period over which the assets are expected to contribute directly or indirectly to future cash flows. Straight-line amortization is used to expense recognized amortizable intangible assets. Intangible assets are not written off in the period of acquisition unless they become impaired during that period. The Partnership evaluates the remaining useful life of each intangible asset that is being amortized each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization. If the estimate of the intangible asset’s remaining useful life is changed, the remaining carrying amount of the intangible asset is amortized prospectively over that revised remaining useful life.

Intangible assets with indefinite lives are tested for impairment if impairment indicators arise and, at a minimum, annually. However an entity is permitted to first assess qualitative factors to determine if a quantitative impairment test is necessary. Further testing is only required if the entity determines, based on the qualitative assessment, that it is more likely than not that an indefinite-lived intangible assets fair value is less than its carrying amount. Otherwise, no further impairment testing is required. The Partnership considers many factors in evaluating whether the value of its intangible assets with indefinite lives may not be recoverable including, but not limited to, expected growth rates and the cost of equity and debt capital.

The Partnership did not record any impairments of intangible assets for the year ended December 31, 2013 and for the period from December 12, 2012 (inception) to December 31, 2012.

Income Tax, Policy [Policy Text Block]

Income Taxes: The Partnership is generally not subject to U.S. federal and most state income taxes. The partners of the Partnership are liable for income tax in regard to their distributive share of the Partnership’s taxable income. Such taxable income may vary substantially from net income (loss) reported in the accompanying financial statements.

The Partnership evaluates tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns and disallows the recognition of tax positions not deemed to meet a ‘more-likely-than-not’ threshold of being sustained by the applicable tax authority. The Partnership’s management does not believe it has any tax positions taken within its financial statements that would not meet this threshold. The Partnership’s policy is to reflect interest and penalties related to uncertain tax positions, when and if they become applicable. The Partnership has not recognized any potential interest or penalties in its financial statements for the year ended December 31, 2013 and for the period from December 12, 2012 (inception) to December 31, 2012. The Partnership’s federal and state tax returns for the tax years for which the applicable statutes of limitations have not expired, which is since inception, are subject to examination.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements: In January 2014 the FASB issued ASU 2014-02. ‘Intangibles-Goodwill and Other (Topic 350) Accounting for Goodwill’. These amendments permit a private company to subsequently amortize goodwill on a straight-line basis over a period of ten years, or less if the Partnership demonstrates that another useful life is more appropriate. It also permits a private company to apply a simplified impairment model to goodwill. Under the goodwill accounting alternative, goodwill should be tested for impairment when a triggering event occurs that indicates that the fair value of a company (or a reporting unit) may be below its carrying amount. A private company that elects the accounting alternative is further required to make an accounting policy election to test goodwill for impairment at either the Partnership level or the reporting unit level. The amendments are effective for annual periods beginning after December 15, 2014 and interim periods within annual periods beginning after December 15, 2015. Early adoption is permitted. The Partnership’s management is current assessing the impact, if any. of adoption of this standard on its financial statements.

In July 2012, the FASB Issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard did not have a material impact on the Partnership’s financial statements.

Subsequent Events, Policy [Policy Text Block]		Subsequent Events: The Partnership has evaluated events after December 31, 2013 and through March 28, 2014, which is the dale the financial statements were available to be issued. See Note 7.